UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-04791

                  ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2006

                     Date of reporting period: July 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

AllianceBernstein Municipal Income Fund
National Portfolio
Portfolio of Investments
July 31, 2006 (unaudited)

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
                                                        ---------   ------------
MUNICIPAL OBLIGATIONS - 99.4%
Long-Term Municipal Bonds - 97.0%
Alabama - 1.5%
Jefferson Cnty Ltd Oblig Sch Warrants
      Ser 04A
      5.25%, 1/01/18 - 1/01/23                           $ 3,900    $  4,088,037
Montgomery Spl Care Facs Fin Auth Rev
   (Baptist Health)
      Ser 04C
      5.25%, 11/15/29                                      2,190       2,382,873
                                                                    ------------
                                                                       6,470,910
                                                                    ------------
Alaska - 0.5%
Anchorage Waste Wtr Rev
      MBIA Ser 04
      5.125%, 5/01/29                                      2,075       2,157,481
                                                                    ------------
Arizona - 2.5%
Estrella Mtn Ranch CFD
   (Desert Village)
      7.375%, 7/01/27                                      2,694       2,881,745
Phoenix Civic Impt Corp Wastewtr Sys Rev
      MBIA Ser 04
      5.00%, 7/01/23                                       1,750       1,820,630
Pima Cnty IDA
   (Horizon Cmnty Learning Center)
      Ser 05
      5.125%, 6/01/20                                      3,310       3,273,987
Sundance CFD
      Ser 02
      7.75%, 7/01/22                                         825         897,683
Vistancia CFD
      Ser 02
      6.75%, 7/15/22                                       2,000       2,107,880
                                                                    ------------
                                                                      10,981,925
                                                                    ------------
California - 3.3%
California Dept of Wtr
      Ser 02A
      5.375%, 5/01/22                                      2,000       2,184,760
California GO
      AMBAC Ser 02B
      5.00%, 4/01/27                                       2,650       2,716,753
      5.125%, 2/01/28                                      1,000       1,031,680

      Ser 02
      5.25%, 4/01/30                                         825         855,566
Chula Vista IDR
   (San Diego Gas)
      Ser 96A
      5.30%, 7/01/21                                       4,000       4,200,280
Manteca Uni Sch Dist
      MBIA Ser 01
      Zero Coupon, 9/01/31                                11,910       3,468,788
                                                                    ------------
                                                                      14,457,827
                                                                    ------------
Colorado - 2.7%
Colorado Ed & Cult Facs Auth Rev
   (Knowledge Quest Charter Sch)
      Ser 05
      6.50%, 5/01/36                                         500         501,575
Colorado HFA SFMR
   (Mtg Rev) AMT
      Ser 99A-2
      6.45%, 4/01/30                                         715         737,758
Colorado Hlth Facs Auth Rev
   (Parkview Med Ctr)
      Ser 04
      5.00%, 9/01/25                                       1,690       1,698,940
Midcities Met Dist No 2
      RADIAN
      5.125%, 12/01/21                                     2,000       2,080,420
Park Creek Metro Dist Rev Ltd
   (Ref-Sr-Ltd Tax Ppty Tax)
      Ser 05
      5.50%, 12/01/30                                      2,400       2,463,144
PV Wtr & San Met Dist Cap Appreciation
      Ser 06
      Zero Coupon, 12/15/17                                4,316       2,196,240
Todd Creek Farms Metro Dist No 1
       6.125%, 12/01/22                                    1,210       1,215,082
Todd Creek Farms Metro Dist No 1 Wtr Rev
   (Ref & Impt)
      Ser 04
      6.125%, 12/01/19                                       820         837,450
                                                                    ------------
                                                                      11,730,609
                                                                    ------------
Connecticut - 0.2%
Connecticut Hlth & Ed Facs Auth Rev
   (Griffin Hosp)
      RADIAN Ser 05B
      5.00%, 7/01/23                                         750         771,698
                                                                    ------------
Florida - 17.0%
Beacon Tradeport CDD
      Ser 02B
      7.25%, 5/01/33                                         170         180,761
Bonnet Creek Resort CDD
      Ser 02
      7.25%, 5/01/18                                       2,000       2,166,440

Clay Cnty CDD
   (Crossings at Fleming Island)
      Ser 00C
      7.05%, 5/01/15                                       1,830       1,943,240
Collier Cnty IDR
   (Southern St Util) AMT
      Ser 96
      6.50%, 10/01/25                                      3,605       3,606,514
Fiddlers Creek CDD
      Ser 96
      7.50%, 5/01/18                                         840         860,194
Gateway CDD
   (Sun City Center)
      Ser 03B
      5.50%, 5/01/10                                         460         462,443
Indian Trace Dev Dist Spl Assmt
   (Wtr Mgmt Spl Benefit)
      MBIA Ser 05
      5.00%, 5/01/22 - 5/01/23                             1,800       1,881,125
Jacksonville Elec Auth
      Ser 02A
      5.50%, 10/01/41                                      3,750       3,827,962
Jacksonville Hosp Rev
   (Mayo Clinic)
      Ser 01C
      5.50%, 11/15/36                                      6,750       7,182,607
Lee Cnty CDD
   (Miromar Lakes)
      Ser 00A
      7.25%, 5/01/12                                       4,190       4,382,698
Lee Cnty CFD
   (Herons Glen)
      Ser 99
      6.00%, 5/01/29                                       6,090       6,220,265
Lee Cnty HFA SFMR
   (Mtg Rev) AMT
      GNMA/FNMA Ser 00A-1
      7.20%, 3/01/33                                          95          95,890
Lee Cnty Transn Fac
   (Sanibel Brdgs & Causeway)
      CIFG Ser 05B
      5.00%, 10/01/30                                      1,600       1,659,424
Manatee Cnty CDD
      Ser 00a
      7.15%, 5/01/31                                       1,855       1,956,376
Marshall Creek CDD
      Ser 02A
      6.625%, 5/01/32                                      1,670       1,749,542
Miami Beach Health Facs Auth Rev
   (Mt Sinai Med Ctr)
      Ser 01A
      6.80%, 11/15/31                                      3,500       3,851,925

Miami-Dade Cnty HFA MFHR
   (Marbrisa Apts) AMT
      FSA Ser 00-2A
      6.15%, 8/01/38                                       4,200       4,437,174
Northern Palm Beach Cnty
   (ABACOA)
      Ser 96A
      7.30%, 8/01/27                                       8,000       8,160,000
Orange Cnty HFA MFHR(Seminole Pt Proj)
   AMT
      Ser 99L
      5.80%, 6/01/32                                       5,000       5,063,450
Orlando Assess Dist
   (Conroy Rd Proj)
      Ser 98A
      5.80%, 5/01/26                                       3,250       3,299,822
Pasco Cnty HFA MFHR
   (Pasco Woods Apts) AMT
      Ser 99A
      5.90%, 8/01/39                                       3,690       3,801,254
Pier Park CDD
      Ser 02-1
      7.15%, 5/01/34                                       3,245       3,459,819
Preserve At Wildnerness Lake CDD
      Ser 02B
      6.20%, 11/01/08                                        120         120,185
Stoneybrook CDD
   (Capital Impt Impt Rv)
      Ser B
      5.70%, 5/01/08                                          85          85,184
Volusia Cnty Ed Fac
   (Embry-Riddle Aero Univ)
      Ser 96A
      6.125%, 10/15/26                                     4,135       4,236,432
                                                                    ------------
                                                                      74,690,726
                                                                    ------------
Illinois - 3.4%
Chicago Arpt Rev
   (O'Hare Int'l Arpt)
      XLCA Ser 03B-1
      5.25%, 1/01/34                                       3,400       3,539,468
Chicago HFA SFMR
   (Mtg Rev) AMT
      GNMA/FNMA/FHLMC Ser 98A
      6.45%, 9/01/29                                         360         366,376
Chicago HFA SFMR
   (Mtg Rev)
      GNMA/FNMA/FHLMC Ser 99C
      7.05%, 10/01/30                                         90          89,934
Chicago HFA SFMR
   (Mtg Rev) AMT
      GNMA/FNMA/FHLMC Ser 98C-1
      6.30%, 9/01/29                                         295         309,458

      GNMA/FNMA/FHLMC Ser 99 A
      6.35%, 10/01/30                                        355         368,281
Chicago Spec Assess
   (Lake Shore East)
      Ser 03
      6.75%, 12/01/32                                      3,500       3,746,400
Gilberts Special Service Area No 15 Spl
   Tax
   (Gilberts Town Ctr Proj)
      Ser 03
      6.00%, 3/01/28                                       2,430       2,420,863
Illinois Fin Auth Rev
   (Inst of Technology)
      Ser 06A
      5.00%, 4/01/31                                         750         755,670
Manhattan
   (No 04-1 Brookstone Springs Proj)
      Ser 05
      5.875%, 3/01/28                                      1,685       1,701,210
Met Pier & Expo Auth
   (McCormick Place)
      MBIA Ser 02A
      5.25%, 6/15/42                                       1,750       1,820,402
                                                                    ------------
                                                                      15,118,062
                                                                    ------------
Indiana - 0.7%
Hendricks Cnty Bldg Facs Corp
      5.50%, 7/15/23                                       1,165       1,260,751
Indiana St Dev Fin Auth Rev
   (Exempt Facs Inland Steel)
      Ser 97
      5.75%, 10/01/11                                      1,825       1,859,420
                                                                    ------------
                                                                       3,120,171
                                                                    ------------
Louisiana - 2.4%
De Soto Parish PCR
   (Int'l Paper Co)
      Ser 02a
      5.00%, 10/01/12                                      2,200       2,243,054
Louisiana Arpt Fac
   (Cargo ACQ Grp) AMT
      Ser 02
      6.65%, 1/01/25                                       1,035       1,090,155
New Orleans GO
      MBIA Ser 05
      5.00%, 12/01/29                                      3,420       3,465,589
New Orleans GO
      MBIA Ser 05
      5.25%, 12/01/21                                      3,360       3,518,726
                                                                    ------------
                                                                      10,317,524
                                                                    ------------
Maryland - 2.6%
Maryland CDA SFMR
   (Mtg Rev) AMT
      Ser 00A
      6.10%, 7/01/38                                       6,285       6,483,103

Maryland IDR
   (Med Waste Assoc) AMT
      Ser 89
      8.75%, 11/15/10 (a)(b)                               1,225         939,097
Tax Exempt Muni Infrastructure
      Ser 04A
      3.80%, 5/01/08 (c)                                   3,979       3,937,818
                                                                    ------------
                                                                      11,360,018
                                                                    ------------
Massachusetts - 7.6%
Massachusetts Dev Fin Agy Hlth Fac
   (Seven Hills) Asset Gty
      RADIAN Ser 99
      5.15%, 9/01/28                                       6,035       6,163,184
Massachusetts GO
      Ser 02C
      5.25%, 11/01/30                                      1,780       1,908,872
Massachusetts GO Prerefunded
      Ser 02
      5.25%, 11/01/30                                      3,220       3,453,128
Massachusetts Port Auth AMT
      Ser 99D
      6.00%, 7/01/29                                       7,500       7,947,900
Massachusetts Port Auth Spec Fac
   (Bosfuel Corp) AMT
      MBIA Ser 97
      6.00%, 7/01/36                                      11,920      12,264,011
New England Student Loan Rev AMT
      GTD STD LNS Ser 93H
      6.90%, 11/01/09                                      1,500       1,557,390
                                                                    ------------
                                                                      33,294,485
                                                                    ------------
Michigan - 4.5%
Detroit Tax Increment
   (Diamler/Chrysler Assembly Plant)
      Ser 98A
      5.50%, 5/01/21                                         530         495,046
Kent Hosp Fin Auth Rev
   (Metropolitan Hospital Proj)
      Ser 05A
      5.75%, 7/01/25                                         710         750,491
Michigan HDA MFHR
   (Rental Rev) AMT
      AMBAC Ser 97A
      6.10%, 10/01/33                                      1,000       1,034,660
Michigan Hosp Fin Auth
   (Sparrow Med Ctr)
      Ser 01
      5.625%, 11/15/36                                     2,650       2,764,242
Michigan Hosp Fin Auth
   (Trinity Health)
      Ser 00A
      6.00%, 12/01/27                                      4,515       4,882,160

Michigan State Hosp Fin Auth
   (Marquette Gen Hosp Oblig Grp)
      Ser 05A
      5.00%, 5/15/26                                       1,150       1,142,767
Plymouth Ed Ctr Charter Sch Public Sch
   Academy Rev
      Ser 05
      5.375%, 11/01/30                                     2,000       1,966,820
Saginaw Hosp Fin Auth
   (Convenant Med Ctr)
      Ser 00F
      6.50%, 7/01/30                                       6,125       6,679,986
                                                                    ------------
                                                                      19,716,172
                                                                    ------------
Minnesota - 1.6%
Minneapolis & St. Paul Arpt Rev AMT
      FGIC Ser 00B
      6.00%, 1/01/21                                       3,520       3,745,174
Shakopee Health Care Facs
   (St Francis Regl Med Center)
      Ser 04
      5.10%, 9/01/25                                       2,700       2,755,404
St. Paul Hsg & Redev Auth Hosp Rev
   (Healtheast Proj)
      Ser 05
      6.00%, 11/15/25                                        500         538,135
                                                                    ------------
                                                                       7,038,713
                                                                    ------------
Missouri - 0.7%
Kansas City Arpt Fac Rev
   (Cargo ACQ Grp)
      Ser 02
      6.25%, 1/01/30                                       1,980       2,088,821
Missouri Dev Fin Brd Infrastructure Fac
   Rev
   (Crackerneck Creek Project)
      Ser 05C
      5.00%, 3/01/26                                       1,000       1,008,750
                                                                    ------------
                                                                       3,097,571
                                                                    ------------
Nevada - 0.6%
Carson City Hosp Rev
   (Carson-Tahoe Hosp Proj)
      RADIAN Ser 03A
      5.125%, 9/01/29                                      2,700       2,747,169
                                                                    ------------
New Hampshire - 1.3%
New Hampshire Bus Fin Auth PCR
   (Public Service Co) AMT
      Ser 93E
      6.00%, 5/01/21                                       4,000       4,160,240
New Hampshire Health & Ed Facs
  (Covenant Health Sys)
      5.375%, 7/01/24 (d)                                  1,680       1,746,259
                                                                    ------------
                                                                       5,906,499
                                                                    ------------

New Jersey - 4.6%
Morris-Union Jointure COP
      RADIAN Ser 04
      5.00%, 5/01/27                                       5,175       5,288,643
New Jersey Eco Dev Auth Rev
   (Sch Facs Constr)
      Ser 05
      5.25%, 3/01/25                                       6,200       6,554,764
New Jersey Edl Facs Auth Rev
      AMBAC Ser 02A
      5.25%, 9/01/21                                       8,005       8,491,144
                                                                    ------------
                                                                      20,334,551
                                                                    ------------
New York - 6.9%
Erie Cnty IDA Sch Fac Rev
   (Buffalo Sch Dist Proj)
      FSA Ser 04
      5.75%, 5/01/25 - 5/01/26                             3,800       4,208,406
New York City Ed Fac
   (Lycee Francais)
      ACA Ser 02C
      6.80%, 6/01/28                                       2,500       2,620,075
New York City GO
      Ser 04G
      5.00%, 12/01/23                                        895         922,602
      Ser 03a
      5.50%, 8/01/21                                       5,000       5,346,650
      Ser 03
      5.75%, 3/01/15                                       2,350       2,570,077
      Ser 03I
      5.75%, 3/01/17                                       1,900       2,076,795
New York City TFA
      Ser 05A-2
      5.00%, 11/01/17                                      5,000       5,303,500
New York GO Prerefunded
      Ser 96A
      6.25%, 8/01/17                                       5,750       5,836,250
New York State HFA
   (Eco Dev & Hsg)
      FGIC Ser 05A
      5.00%, 9/15/25                                       1,200       1,248,492
                                                                    ------------
                                                                      30,132,847
                                                                    ------------
Ohio - 6.1%
Cleveland Cuyahoga Port Auth
      Ser 01
      7.35%, 12/01/31                                      5,400       5,634,036
Cleveland Pub Pwr Sys Rev
      FGIC Ser 06A
      5.00%, 11/15/18 (d)                                  2,335       2,475,520

Franklin Cnty
   (OCLC Online Computer Library Ctr)
      Ser 98A
      5.20%, 10/01/20                                      1,200       1,239,972
Port Auth of Columbiana Cnty SWR
   (Apex Environmental LLC) AMT
      Ser 04A
      7.125%, 8/01/25                                      1,240       1,238,649
Toledo Lucas Cnty Port Auth Rev
   (Crocker Park Proj)
      Ser 03
      5.375%, 12/01/35                                     5,000       5,229,100
Toledo Lucas Cnty Port Fac Rev
   (CSX Transportation)
      Ser 92
      6.45%, 12/15/21                                      9,730      11,027,593
                                                                    ------------
                                                                      26,844,870
                                                                    ------------
Oregon - 1.3%
Forest Grove Rev
   (Ref & Campus Impt Pacific Proj A)
      RADIAN Ser 05A
      5.00%, 5/01/28                                       2,995       3,054,301
Oregon Hsg Dev Agy SFMR
   (Mtg Rev) AMT
      Ser 02B
      5.45%, 7/01/32                                       2,730       2,777,120
                                                                    ------------
                                                                       5,831,421
                                                                    ------------
Pennsylvania - 3.7%
Ephrata Area Sch Dist
      FGIC Ser 05
      5.00%, 3/01/22                                       2,565       2,681,349
Harrisburg Arpt Auth
   (Susquehanna Arpt Proj) AMT
      Ser 99
      5.50%, 1/01/24                                         500         479,085
Montgomery Cnty Hosp Rev
   (Abington Mem Hosp)
      Ser 02A
      5.125%, 6/01/32                                      2,000       2,037,320
Montgomery Cnty IDA Rev
   (Whitemarsh Continuing Care)
      6.00%, 2/01/21                                       1,210       1,278,728
Pennsylvania HFA
      Ser 04-1263
      6.065%, 6/01/07 (c)(e)                                 400         400,000
      Ser 03-1235
      7.96%, 6/01/07 (c)(e)                                  365         365,000
Pennsylvania Hgr Ed Hosp Rev
   (UPMC)
      Ser 01A
      6.00%, 1/15/31                                       3,845       4,159,982
Philadelphia Auth IDR
   (Leadership Learning Partners)
      Ser 05A
      5.25%, 7/01/24                                       1,030       1,009,781

South Central Hosp Rev
   (Wellspan Health)
      MBIA Ser 01
      5.25%, 5/15/31                                         685         717,106
South Central Hosp Rev Prerefunded
      MBIA Ser 01
      5.25%, 5/15/31 (f)                                   3,115       3,338,096
                                                                    ------------
                                                                      16,466,447
                                                                    ------------
Puerto Rico - 0.8%
Puerto Rico Comwlth GO
   (Pub Impt)
      Ser 04A
      5.25%, 7/01/19                                       1,920       2,001,907
      Ser 01A
      5.50%, 7/01/19                                         500         538,365
Puerto Rico Comwlth GO
   (Pub Impt)
      Ser 03A
      5.25%, 7/01/23                                         500         515,155
Puerto Rico Comwlth Govt Dev Bank
   (Sr Notes)
      Ser 06B
      5.00%, 12/01/15                                        500         519,230
                                                                    ------------
                                                                       3,574,657
                                                                    ------------
South Carolina - 1.3%
Dorchester Cnty Sch Dist No 2
   (No 002 Installment Pur Rev)
      Ser 06
      5.00%, 12/01/30                                      1,500       1,522,890
Newberry Investing In Childrens Ed
      ASSURED GTY
      5.00%, 12/01/27                                      3,890       3,982,971
Newberry Investing In Childrens Ed
   (Newberry Cnty Sch Dist Proj)
      Ser 05
      5.00%, 12/01/30                                        335         334,508
                                                                    ------------
                                                                       5,840,369
                                                                    ------------
Tennessee - 0.3%
Johnson City Hlth & Ed Facs Hosp Rev
   (First Mtg-MTN Sts Hlth)
      Ser 06A
      5.50%, 7/01/31                                       1,360       1,416,889
                                                                    ------------
Texas - 13.7%
Brownwood ISD
   (Schl Bldg)
      FGIC Ser 05
      5.25%, 2/15/22 - 2/15/24                             3,505       3,730,000
Corpus Christi Arpt Rev
   (Corpus Christi Int'l)
      FSA Ser 00B
      5.375%, 2/15/30                                      7,100       7,479,353

Dallas-Fort Worth Arpt Rev
   (Int'l Arpt)
      FGIC Ser 01
      5.50%, 11/01/35                                     13,400      13,923,672
Ector Cnty Sch Dist
      PSF-GTD Ser 03
      5.25%, 8/15/27                                       3,000       3,165,750
Garza Cnty Pub Fac Corp
      5.50%, 10/01/19                                        535         551,852
Grapevine Arpt Rev
      6.50%, 1/01/24                                       1,000       1,069,070
Guadalupe-Blanco Riv Auth & Surp
   (Contract & Sub Wtr Res)
      MBIA Ser 04A
      5.00%, 8/15/24                                       1,440       1,476,115
Hidalgo Cnty Health Svcs
   (Mission Hosp Inc Proj)
      Ser 05
      5.00%, 8/15/14 - 8/15/19                               730         732,724
Houston Arpt Rev
   (Cargo ACQ Grp) AMT
      Ser 02
      6.375%, 1/01/23                                      3,000       3,189,690
Laredo ISD Pub Fac Corp Lease Rev
      AMBAC Ser 04A
      5.00%, 8/01/24                                       1,000       1,023,490
Lubbock
   (Ctfs Oblig-Tax & Wtrwks Surp)
      FSA
      5.125%, 2/15/24                                      3,335       3,478,905
Richardson Hosp Auth Rev
   (Richardson Regional)
      FSA Ser 04
      5.875%, 12/01/24                                     2,310       2,416,699
      Ser 04
      6.00%, 12/01/19                                      1,830       1,960,680
San Antonio GO Unrefunded
      Ser 02
      5.00%, 2/01/22                                       3,060       3,154,768
Seguin Hgr Ed Rev
   (Texas Lutheran Univ Project)
      Ser 04
      5.25%, 9/01/28                                       1,000       1,007,150
Texas Turnpike Auth
      AMBAC Ser 02A
      5.50%, 8/15/39                                       7,500       7,936,950
Tyler Hosp Rev
   (Mother Francis Regl Hlth)
      Ser 01
      6.00%, 7/01/31                                       3,900       4,117,659
                                                                    ------------
                                                                      60,414,527
                                                                    ------------

Virgin Islands - 1.8%
Virgin Islands Pub Fin Auth
      FSA Ser 03
      5.00%, 10/01/13 - 10/01/14                           2,025       2,160,268
      FSA Ser 03
      5.25%, 10/01/15 - 10/01/17                           5,460       5,909,781
                                                                    ------------
                                                                       8,070,049
                                                                    ------------
Virginia - 1.8%
Arlington IDA Hosp Rev
   (Arlington Hlth Sys)
      Ser 01
      5.25%, 7/01/31                                       1,000       1,070,820
Bell Creek CDD
      Ser 03A
      6.75%, 3/01/22                                       2,043       2,092,481
Broad Street CDD
   (Parking Fac)
      Ser 03
      7.50%, 6/01/33                                       3,000       3,254,850
Pocahontas Pkwy Assoc Toll Rd Rev
   (Cap Appreciation) Sr
      Ser 98B
      Zero Coupon, 8/15/15                                 2,000       1,271,000
                                                                    ------------
                                                                       7,689,151
                                                                    ------------
Washington - 0.7%
Tacoma Solid Waste Util Rev
      XLCA Ser 06
      5.00%, 12/01/18                                      2,750       2,885,603
                                                                    ------------
Wisconsin - 0.9%
Milwaukee Arpt Rev
   (Cargo ACQ Corp) AMT
      Ser 02
      6.50%, 1/01/25                                       2,335       2,496,278
Wisconsin Hlth & Ed Fac Auth Rev
   (Bell Tower Residence Proj)
      Ser 05
      5.00%, 7/01/25                                       1,270       1,270,851
                                                                    ------------
                                                                       3,767,129
                                                                    ------------
Total Long-Term Municipal Bonds
   (cost $411,235,040)                                               426,246,070
                                                                    ------------
Short-Term Municipal Notes - 2.4%
Massachusetts - 0.2%
Massachusetts GO
   (Central Artery)
      Ser 00B
      3.65%, 12/01/30 (e)                                  1,000       1,000,000
                                                                    ------------
New York - 1.2%
New York City Muni Wtr Fin Auth Wtr &
   Swr Sys Rev
      Ser 05 AA-1
      3.61%, 6/15/32 (e)(g)                                4,000       4,000,000

New York City Municipal Water Finance
   Authority
      FGIC
      3.64%, 6/15/24 (e)(g)                                1,500       1,500,000
                                                                    ------------
                                                                       5,500,000
                                                                    ------------
Pennsylvania - 0.5%
Pennsylvania HFA SFMR
   (Mortgage Rev) AMT
      FSA Ser 03
      4.16%, 6/01/08 (e)                                   2,197       2,196,856
                                                                    ------------
Virginia - 0.5%
Loudoun Cnty IDA Rev
   (Howard Hughes Med)
      Ser 03A
      3.67%, 2/15/38 (e)                                   2,000       2,000,000
                                                                    ------------
Total Short-Term Municipal Notes
   (cost $10,696,856)                                                 10,696,856
                                                                    ------------
Total Investments - 99.4%
   (cost $421,931,896)                                               436,942,926
Other assets less liabilities - 0.6%                                   2,617,570
                                                                    ------------
Net Assets - 100.0%                                                 $439,560,496
                                                                    ------------

INTEREST RATE SWAP TRANSACTIONS

                                                    Rate Type
                                          -----------------------------
                 Notional                    Payments        Payments       Unrealized
Swap              Amount    Termination      made by       received by     Appreciation/
Counterparty      (000)         Date      the Portfolio   the Portfolio   (Depreciation)
--------------   --------   -----------   -------------   -------------   --------------
Citigroup         $4,700      06/22/07         BMA            2.962%         $(33,374)
Goldman Sachs      2,300      01/05/07         BMA            3.405%           (3,212)
J.P. Morgan        4,400      04/05/07         BMA            2.988%          (22,263)
J.P. Morgan        2,200      10/01/07         BMA            3.635%           (1,555)
Merrill Lynch      2,200     7/12/2008         BMA            3.815%            6,549
Morgan Stanley     2,300      10/06/06         BMA            3.217%           (2,730)

(a)  Illiquid security, valued at fair value.

(b)  Security is in default and is non-income producing.

(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, the market value of these securities amounted to $4,702,817 or 1.1% of net assets.

(d)  When-Issued Security.

(e)  Variable rate coupon, rate shown as of July 31, 2006.

(f) Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(g) Position, or a portion thereof, has been segregated to collateralize when issued securities.

Glossary:

ACA          -  American Capital Access Financial Guarantee Corporation
AMBAC        -  American Bond Assurance Corporation
AMT          -  Alternative Minimum Tax (subject to)
ASSURED GTY  -  Assured Guaranty
BMA          -  Bond Market Association
CDA          -  Community Development Administration
CDD          -  Community Development District
CFD          -  Community Facilities District
CIFG         -  CIFG Assurance North America, Inc.
COP          -  Certificate of Participation
FGIC         -  Financial Guarantee Insurance Company
FHLMC        -  Federal Home Loan Mortgage Association
FNMA         -  Federal National Mortgage Association
FSA          -  Financial Security Assurance Inc.
GNMA         -  Government National Mortgage Association
GO           -  General Obligation
HDA          -  Housing Development Authority
HFA          -  Housing Finance Authority
IDA          -  Industrial Development Authority/Agency
IDR          -  Industrial Development Revenue
ISD          -  Independent School District
MBIA         -  Municipal Bond Investors Assurance
MFHR         -  Multi-Family Housing Revenue
PCR          -  Pollution Control Revenue
RADIAN       -  Radian Group, Inc.
SFMR         -  Single Family Mortgage Revenue
SWR          -  Solid Waste Revenue
TFA          -  Transitional Finance Authority
UPMC         -  University of Pittsburgh Medical Center
XLCA         -  XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund
California Portfolio
Portfolio of Investments
July 31, 2006 (unaudited)

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
                                                        ---------   ------------
MUNICIPAL OBLIGATIONS - 95.8%
Long-Term Municipal Bonds - 95.8%
California - 93.5%
Acalanes California Union High Sch Dist
   (Ref-2013 Crossover)
      FSA Ser 05B
      5.25%, 8/01/24 (a)                                 $ 3,000    $  3,226,950
Banning Util Auth Wtr & Enterprise Rev
   (Ref & Impt Proj)
      FGIC Ser 05
      5.25%, 11/01/30                                      7,265       7,744,635
Calfornia GO
      MBIA Ser 02
      5.00%, 2/01/32                                       3,500       3,574,095
California Dept of Wtr Res
      Ser 02A
      5.375%, 5/01/21                                      3,000       3,277,140
California Ed Facs Auth Rev
   (University of Pacific)
      Ser 04
      5.00%, 11/01/20                                      1,000       1,031,970
      Ser 04
      5.25%, 11/01/34                                      1,000       1,046,200
California Edl Facs Auth Rev
   (University of Pacific)
      Ser 06
      5.00%, 11/01/21                                        990       1,020,987
California GO
      5.00%, 2/01/32                                      13,200      13,441,560
      5.125%, 2/01/28 - 6/01/31                            5,230       5,378,715
      5.25%, 2/01/30                                      14,000      14,506,100
      MBIA-IBC Ser 03
      5.25%, 2/01/16                                       2,050       2,200,142
      Ser 02
      5.25%, 4/01/30                                       1,175       1,218,534
      Ser 03
      5.25%, 2/01/24                                       3,500       3,668,840
      Ser 04
      5.30%, 4/01/29                                       6,400       6,732,544

California Health Fac Auth
   (Cottage Hlth Sys)
      MBIA Ser 03B
      5.00%, 11/01/23                                      2,500       2,582,625
California Health Fac Auth
   (Lucile Salter Packard Hosp)
      AMBAC Ser 03C
      5.00%, 8/15/21                                       3,365       3,490,077
California HFA SFMR
   (Mtg Rev) AMT
      Ser 99A-2
      5.25%, 8/01/26                                       1,705       1,712,195
California HFA SFMR
   (Mtg Rev) FHA AMT
      FHA VA GTD CAHLIF Ser 95A-2
      6.45%, 8/01/25                                         265         267,080
California Hgr Ed
   (Col of Arts & Crafts)
      Ser 01
      5.875%, 6/01/30                                      2,200       2,295,854
California Poll Ctl Fin Auth
   (Pacific Gas & Elec) AMT
      MBIA Ser 96A
      5.35%, 12/01/16                                     15,500      16,495,100
California Poll Ctl Fin Auth
   (So Calif Edison) AMT
      MBIA Ser 99C
      5.55%, 9/01/31                                       7,950       8,279,686
California Poll Ctl Fin Auth
   (Tracy Material Recovery) AMT
      ACA Ser 99A
      5.70%, 8/01/14                                       3,670       3,748,721
California Pub Wks Bd Lease Rev
   (Coalinga)
      Ser 04A
      5.50%, 6/01/22 - 6/01/23                             6,790       7,235,910
California Pub Wks Bd Lease Rev
   (Dept of Hlth Svcs-Richmond Lab)
      XLCA Ser 05B
      5.00%, 11/01/30                                      1,270       1,303,960
California Pub Wks Bd Lease Rev
   (Univ of Calif Proj)
      Ser 05C
      5.00%, 4/01/23                                       3,130       3,241,052
California Pub Wks Bd Lease Rev
   (Various Univ Calif Projs)
      Ser 04F
      5.00%, 11/01/26                                      8,065       8,300,417
California Rural MFA SFMR
   (Mtg Rev) AMT
      GNMA/FNMA Ser 99A
      5.40%, 12/01/30                                        355         359,487
      MBIA Ser 99A
      5.40%, 12/01/30                                        875         887,722

      GNMA/FNMA Ser 00D
      6.00%, 12/01/31                                        480         481,138
      GNMA/FNMA Ser 00B
      6.25%, 12/01/31                                        150         150,511
California State Dept of Wtr Res Pwr Sup
   Rev
   (Prerefunded)
      FGIC Ser 02A
      5.125%, 5/01/18                                     10,000      10,795,600
      XLCA Ser A
      5.375%, 5/01/17                                     10,000      10,923,800
California State GO
      5.00%, 2/01/33                                       6,925       7,054,913
California State University Rev
      FGIC Ser 03A
      5.00%, 11/01/22                                      6,000       6,236,100
California Statewide CDA
   (Kaiser Hosp)
      Ser 01A
      5.55%, 8/01/31                                      18,000      18,903,060
California Statewide CDA
   (San Diego Space & Science)
      Ser 96
      7.50%, 12/01/16                                      2,570       2,726,410
California Statewide CDA Ed Fac
   (Drew College Prep)
      Ser 00
      7.25%, 10/01/30                                      8,000       8,553,840
California Statewide CDA Ed Fac
   (Saint Mark's Sch)
      Ser 01
      6.75%, 6/01/28                                       2,510       2,599,908
California Statewide CDA Ed Fac
   (Sonoma Cnty Day Sch)
      Ser 99
      6.00%, 1/01/29                                      11,315      11,881,995
California Statewide CDA Ed Fac
   (Wildwood Elem Sch)
      Ser 01
      7.00%, 11/01/29                                      4,000       4,283,920
California Statewide CDA Ed Fac
   (Windward Sch)
      Ser 99
      6.90%, 9/01/23                                       1,960       2,001,042
California Statewide CDA Rev
   (Daughters of Charity Health)
      Ser 05A
      5.25%, 7/01/24                                       3,225       3,338,520
California Statewide MFHR
   (Highland Creek Apts) AMT
      FNMA Ser 01K
      5.40%, 4/01/34                                       5,745       5,884,948
California Statewide MFHR
   (Santa Paula Vlg Apt) AMT
      FNMA Ser 98D
      5.43%, 5/01/28                                       2,090       2,112,217

California Veterans Hsg
      AMBAC Ser 02A
      5.35%, 12/01/27                                     22,320      23,450,062
Carson Assmt Dist
   (Dominguez Tech Ctr)
      Ser 01-1
      6.35%, 9/02/23                                       3,825       3,942,274
      Ser 01-1
      6.375%, 9/02/31                                      5,000       5,153,050
Castaic Lake Wtr Agy
      AMBAC Ser 04A
      5.00%, 8/01/16 - 8/01/18                             4,325       4,574,597
      MBIA Ser 01A
      5.20%, 8/01/30                                       1,625       1,680,624
Chino CFD
   (Spectrum South)
      Ser 99
      6.35%, 9/01/29                                       3,450       3,521,415
Chino Hills CFD
   (Fairfield Ranch)
      Ser 00
      6.95%, 9/01/30                                       5,200       5,484,856
Commerce Joint Pwrs Fin Auth Lease Rev
   (Cmnty Ctr Proj)
      XLCA Ser 04
      5.00%, 10/01/34                                      2,015       2,059,572
Corona CFD
   (Eagle Glen)
      Ser 98
      5.875%, 9/01/23                                      3,260       3,338,827
Corona CFD
   (Eagle Glen) ETM
      Ser 98
      5.875%, 9/01/23                                      3,005       3,077,661
East Palo Alto Pub Fin Auth Rev
   (University Circle Gateway 101)
      RADIAN Ser 05A
      5.00%, 10/01/25                                      4,390       4,522,358
Eastern Wtr CFD
   (Morningstar Ranch)
      Ser 02
      6.40%, 9/01/32                                       3,765       3,841,204
El Centro Fin Auth Hosp Rev
   (El Centro Med Ctr)
      CA MTG INS Ser 01
      5.375%, 3/01/26                                     18,000      18,666,900
Elk Grove Assmt Dist
   (E. Franklin Cmnty)
      Ser 02
      5.80%, 8/01/25                                       1,000       1,059,400
      Ser 02
      6.00%, 8/01/33                                       5,000       5,306,650

Encinitas Rec Rev
   (Encinitas Ranch Golf Course)
      Ser 04
      5.50%, 9/01/24                                         530         523,264
      Ser 04
      5.60%, 9/01/26                                       1,000         996,250
Encinitas Rec Rev
   (Encintas Ranch Golf Course)
      Ser 04
      5.50%, 9/01/23                                         580         575,981
Fontana
   (Heritage West End)
      Ser 99A
      6.50%, 9/01/28                                       8,720       9,218,435
Fontana Pub Fin Auth
   (No Fontana Redev Proj)
      AMBAC Ser 03A
      5.50%, 9/01/32                                       1,000       1,061,770
Fremont Uni Sch Dist
   (Election 2002)
      FSA Ser 05B
      5.00%, 8/01/26                                       1,745       1,819,442
Fresno Joint Pwrs Lease Rev
      XLCA Ser 04A
      5.25%, 10/01/21 - 10/01/24                           3,425       3,629,201
      XLCA Ser 04A
      5.375%, 10/01/17                                     1,315       1,427,367
Gilroy Uni Sch Dist
      FGIC
      5.00%, 8/01/27                                       1,500       1,550,025
Huntington Park Pub Fin Auth Rev
      FSA Ser 04A
      5.25%, 9/01/17                                       1,000       1,101,510
Kaweah Delta Health Care Dist
      MBIA Ser 04
      5.25%, 8/01/25 - 8/01/26                             3,780       4,004,237
Kern Cnty
   (Tejon Industrial Complex)
      Ser 00A
      7.20%, 9/01/30                                       9,925      10,157,344
La Verne Spl Tax
      Ser 98
      5.875%, 3/01/14                                      4,830       4,953,938
Lammersville Sch Dist CFD
   (Mountain House)
      Ser 02
      6.375%, 9/01/32                                      4,250       4,552,217
Lancaster Redev Agy Tax Alloc
   (Fire Protn Fac Proj)
      XLCA Ser 04
      5.00%, 12/01/23                                      1,120       1,158,472

Lancaster Redev Agy Tax Alloc
   (Sheriffs Fac Proj)
      XLCA Ser 04
      5.00%, 12/01/23                                      1,875       1,939,406
Loma Linda Hosp Rev
   (Loma Linda Univ Med Ctr)
      Ser 05A
      5.00%, 12/01/23                                      2,000       2,020,660
Los Angeles Cmnty Redev Agy
      Ser 04L
      5.00%, 3/01/17                                       2,565       2,582,032
      Ser 04L
      5.10%, 3/01/19                                       1,350       1,355,184
Los Angeles Cmnty Redev MFHR
   (Grand Ctrl Proj) AMT
      Ser 93A
      5.85%, 12/01/26                                      4,030       4,038,906
Los Angeles Cnty Arpt
   (Ontario Int'l Arpt) AMT
      FGIC Ser 96A
      6.00%, 5/15/22                                      12,780      12,963,393
Los Angeles Cnty MTA
      FGIC Ser 00A
      5.25%, 7/01/30                                       2,750       2,874,355
Los Angeles Cnty Pub Works
      AMBAC Ser 97V-B
      5.125%, 12/01/29                                     3,400       3,501,116
Los Angeles Dept of Wtr & Pwr
      MBIA Ser 01A
      5.00%, 7/01/24                                       1,500       1,537,050
Los Angeles Harbor Rev AMT
      Ser 96B
      5.375%, 11/01/23                                     8,250       8,364,180
Los Angeles MFHR
   (Park Plaza West) AMT
      GNMA
      5.50%, 1/20/43                                       5,000       5,200,500
Los Angeles Uni Sch Dist
      MBIA Ser 03A
      5.375%, 7/01/16                                      9,700      10,510,241
Manteca Uni Sch Dist
      FSA Ser 04
      5.25%, 8/01/22                                       1,390       1,523,815
Marin Wtr Dist Rev
      AMBAC Ser 04
      5.25%, 7/01/20                                       3,040       3,259,184
Murrieta Valley Uni Sch Dist
   (Election 2002)
      FSA Ser 05B
      5.125%, 9/01/29                                      1,275       1,335,741

Norco Redev Agy Tax Alloc
   (Norco Redev Proj No 1)
      RADIAN Ser 04
      5.00%, 3/01/24                                       3,060       3,082,919
Norco Redev Agy Tax Alloc
   (Ref Norco Redev Proj Area No 1)
      AMBAC Ser 05
      5.00%, 3/01/26                                       1,360       1,391,375
Oakland Uni Sch Dist
      MBIA Ser 05
      5.00%, 8/01/25                                       7,455       7,756,182
Ohlone Cmnty College Dist
      FSA Ser 05B
      5.00%, 8/01/24                                       1,850       1,934,508
Ontario Assmt Dist
   (Calif Commerce Ctr So)
      7.70%, 9/02/10                                       3,805       3,836,315
Ontario COP
   (Wtr Sys Impt Proj)
      MBIA Ser 04
      5.25%, 7/01/21                                       1,700       1,817,844
Orange Cnty CFD
   (Ladera Ranch)
      Ser 99A
      6.70%, 8/15/29                                       3,000       3,305,970
Orange Cnty Sr Lien
   (Foothill/Eastern Corr) ETM
      Ser 95
      Zero Coupon, 1/01/24                                10,255       4,538,966
      Ser 95
      Zero Coupon, 1/01/25                                15,000       6,324,150
Orange Cnty Sr Lien
   (San Joaquin Hills Transp Corr)
      MBIA
      Zero Coupon, 1/15/36                                47,415      11,175,716
Orange Cnty Sr Lien
   (San Joaquin Hills Transp Corr) ETM
      Ser 93
      Zero Coupon, 1/01/19                                10,000       5,708,900
      Ser 93
      Zero Coupon, 1/01/20                                20,000      10,842,800
      Ser 93
      Zero Coupon, 1/01/21                                20,000      10,301,400
      Ser 93
      Zero Coupon, 1/01/23                                25,000      11,669,750
Palm Springs COP ETM
      Ser 91B
      Zero Coupon, 4/15/21                                37,500      18,546,000
Palmdale Wtr Dist Rev COP
      FGIC Ser 04
      5.00%, 10/01/24                                      1,775       1,843,550

Pittsburg Redev Agy
   (Los Medanos Proj)
      MBIA Ser 03A
      5.00%, 8/01/21                                       6,410       6,666,785
Placentia-Yorba Linda Uni Sch Dist
      FGIC Ser 06
      5.00%, 10/01/27                                      4,200       4,359,180
Port Of Oakland AMT
      FGIC Ser 02L
      5.375%, 11/01/27                                     2,500       2,619,150
Rancho Cordova CFD
   (Sunridge Anatolia)
      Ser 03
      6.00%, 9/01/28                                       2,000       2,053,660
Riverside CFD
   (MTN Cove)
      Ser 00
      6.50%, 9/01/25                                       3,390       3,642,826
Riverside Cmnty College Dist
      MBIA Ser 04A
      5.25%, 8/01/25 - 8/01/26                             1,980       2,170,615
Riverside Cnty Pub Fin Auth Tax Alloc
   (Redev Proj)
      XLCA Ser 04
      5.00%, 10/01/35                                      2,475       2,528,064
Rocklin Uni Sch Dist
      MBIA Ser 04
      5.00%, 9/01/25                                       1,000       1,036,120
Roseville CFD
   (No Central Roseville Highland Park)
      Ser 99-A
      5.80%, 9/01/17                                       6,685       6,918,574
Roseville High Sch Dist
      Ser 01E
      5.25%, 8/01/26                                       2,435       2,553,463
Sacramento CFD
   (N Natomas Drain)
      Ser 00B
      7.25%, 9/01/30                                       5,375       6,014,356
Sacramento City Uni Sch Dist
      FSA Ser 04D
      5.25%, 7/01/21 - 7/01/23                             8,525       9,068,385
Sacramento Cnty Hsg Auth MFHR
   (Cottage Estates) AMT
      FNMA Ser 00B
      6.00%, 2/01/33                                       5,300       5,567,438
Sacramento Cnty Hsg Auth MFHR
   (Verandas Apts) AMT
      FNMA Ser 00H
      5.70%, 3/01/34                                       2,875       2,967,230

Sacramento Muni Util Dist Elec Rev
      MBIA Ser 03S
      5.00%, 11/15/17                                      5,000       5,287,000
      MBIA Ser 04R-289-2
      5.00%, 8/15/17                                      10,000      10,557,500
San Bernardino Cnty CFD
   (Kaiser Commerce Cntr)
      Ser 02-1
      5.90%, 9/01/33                                       4,750       4,993,343
San Bernardino Cnty CFD
   (Rancho Etiwanda)
      Ser 01
      6.40%, 9/01/31                                       8,000       8,228,480
San Bernardino Cnty CFD
   (Rancho Etiwanda) ETM
      Ser 01
      6.40%, 9/01/31                                       3,135       3,224,536
San Bernardino SFMR
   (Mtg Rev) AMT
      GNMA/FNMA Ser 01-A1
      6.35%, 7/01/34                                         795         800,446
San Diego Cnty COP
      Ser 04A
      5.50%, 9/01/44                                       5,000       5,228,450
San Diego HFA MFHR
   (Rental Rev) AMT
      GNMA/FNMA Ser 98C
      5.25%, 1/20/40                                       6,105       6,165,256
San Diego Hsg Auth MFHR
   (Vista La Rosa Apt) AMT
      GNMA Ser 00A
      6.00%, 7/20/41                                      10,230      10,741,705
San Diego Uni Sch Dist
   (Election of 1998)
      MBIA Ser 04E-1
      5.00%, 7/01/23 - 7/01/24                             2,240       2,348,971
San Francisco City & Cnty Int'l Arpt AMT
      FSA Ser 00A
      6.125%, 1/01/27                                      1,480       1,539,215
San Francisco Univ Ed Fac
      ACA Ser 99
      5.25%, 7/01/32                                      16,650      17,002,814
San Jose Redev Agy Tax Alloc
      MBIA Ser 04A
      5.25%, 8/01/19                                       5,000       5,378,000
San Marcos Pub Facs Auth Tax Alloc Rev
   (Proj Areas No 1 & 3)
      AMBAC Ser 05A
      5.00%, 8/01/25                                       5,715       5,960,688
San Mateo Cnty Cmnty College Dist COP
      MBIA Ser 04
      5.25%, 10/01/20                                      2,870       3,151,059

San Mateo Uni Sch Dist
      FSA Ser 04
      5.00%, 9/01/24                                       2,000       2,083,540
Santa Margarita Wtr Fac Dist
   (Talega)
      Ser 99
      6.25%, 9/01/29                                      11,550      12,336,209
Semitropic Impt Dist Wtr Storage
      XLCA Ser 04A
      5.50%, 12/01/23                                      1,640       1,781,220
South Gate Pub Fin Auth
   (South Gate Redev Proj No 1)
      XLCA Ser 02
      5.125%, 9/01/24                                      1,800       1,877,904
Tejon Ranch CFD
      Ser 03
      6.125%, 9/01/27                                      1,000       1,009,160
      Ser 03
      6.20%, 9/01/33                                       2,375       2,394,618
Torrance COP
   (Ref & Pub Imprt Proj)
      AMBAC Ser 05B
      5.00%, 6/01/24                                       2,900       3,008,170
Univ of Calif Regents Hgr Ed
      FGIC Ser 01M
      5.125%, 9/01/30                                     12,270      12,705,585
University of Calif Rev
      FSA Ser 05B
      5.00%, 5/15/24                                       3,600       3,733,596
West Contra Costa Healthcare Dist COP
      AMBAC Ser 04
      5.375%, 7/01/21 - 7/01/24                            4,720       5,042,063
West Kern Cnty Wtr Rev
      Ser 01
      5.625%, 6/01/31                                      3,000       3,222,480
Westminster Redev Agy MFHR
   (Rose Garden Apt) AMT
      Ser 93A
      6.75%, 8/01/24                                       4,300       4,330,315
Yorba Linda Rec Rev
   (Black Gold Golf Course Proj Rev)
      Ser 00
      7.50%, 10/01/30                                      5,680       6,139,796
                                                                    ------------
                                                                     738,125,196
                                                                    ------------
Ohio - 0.2%
Port Auth of Columbiana Cnty SWR
   (Apex Environmental LLC) AMT
      Ser 04A
      7.125%, 8/01/25                                      2,000       1,997,820
                                                                    ------------
Puerto Rico - 1.9%
Puerto Rico Comwlth GO
   (Pub Impt)
      Ser 01A
      5.50%, 7/01/19                                       1,880       2,024,252

Puerto Rico Comwlth GO
   (Pub Impt)
      Ser 03A
      5.25%, 7/01/23                                         800         824,248
Puerto Rico Comwlth Govt Dev Bank
   (Sr Notes)
      Ser 06B
      5.00%, 12/01/15                                        500         519,230
Puerto Rico Convention Ctr
      AMBAC
      5.00%, 7/01/17                                      10,730      11,464,576
                                                                    ------------
                                                                      14,832,306
                                                                    ------------
Texas - 0.2%
Richardson Hosp Auth Rev
   (Richardson Regional)
      Ser 04
      6.00%, 12/01/19                                      1,715       1,837,468
                                                                    ------------
Total Long-Term Municipal Bonds
   (cost $707,943,981)                                               756,792,790
                                                                    ------------
Short-Term Municipal Notes - 0.0%
Illinois - 0.0%
Illinois Dev Fin Auth PCR
   (Illinois Pwr Proj)
      AMBAC Ser 01
      3.40%, 11/01/28                                        100         100,000
                                                                    ------------
         (cost $100,000)
Total Investments - 95.8%
   (cost $708,043,981)                                               756,892,790
Other assets less liabilities - 4.2%                                  32,831,623
                                                                    ------------
Net Assets - 100.0%                                                 $789,724,413
                                                                    ------------

INTEREST RATE SWAP TRANSACTIONS

                                                     Rate Type
                                             ------------------------
                    Notional                    Payments        Payment        Unrealized
Swap                 Amount    Termination      made by      received by      Appreciation/
Counterparty         (000)         Date      the Portfolio   the Portfolio   (Depreciation)
-----------------   --------   -----------   -------------   -------------   --------------
Citigroup            $ 8,700     06/22/07          BMA           2.962%        $ (61,778)
Citigroup              5,600     01/25/26          BMA           4.108%         (109,000)
Goldman Sachs          4,200     01/05/07          BMA           3.405%           (5,865)
J.P. Morgan            8,400     04/05/07          BMA           2.988%          (42,502)
J.P. Morgan            4,100     10/01/07          BMA           3.635%           (2,898)
Merrill Lynch          3,900    7/12/2008          BMA           3.815%           11,610
Merrill Lynch (b)     13,400     11/15/26        4.377             BMA          (123,615)
Merrill Lynch          2,800     10/01/16          BMA           4.147%           25,309
Merrill Lynch (c)     10,200     08/09/26        4.063             BMA           266,118
Merrill Lynch         13,800     07/30/26        4.090             BMA           305,548
Morgan Stanley         4,200     10/06/06          BMA           3.217%           (4,985)

(a) Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(b) Represents a forward interest rate swap whose effective date of the exchange of cash flows is November 15, 2006.

(c) Represents a forward interest rate swap whose effective date of the exchange of cash flows is August 9, 2006.

     Glossary:

     ACA         - American Capital Access Financial Guarantee Corporation
     AMBAC       - American Bond Assurance Corporation
     AMT         - Alternative Minimum Tax (subject to)
     BMA         - Bond Market Association
     CDA         - Community Development Administration
     CFD         - Community Facilities District
     COP         - Certificate of Participation
     ETM         - Escrow to Maturity
     FGIC        - Financial Guarantee Insurance Company
     FHA         - Federal Housing Administration
     FNMA        - Federal National Mortgage Association
     FSA         - Financial Security Assurance Inc.
     GNMA        - Government National Mortgage Association
     GO          - General Obligation
     HFA         - Housing Finance Authority
     IBC         - International Bancshares Corporation
     MBIA        - Municipal Bond Investors Assurance
     MFA         - Mortgage Finance Authority
     MFHR        - Multi-Family Housing Revenue
     MTA         - Metropolitan Transportation Authority
     PCR         - Pollution Control Revenue
     RADIAN      - Radian Group, Inc.
     SFMR        - Single Family Mortgage Revenue
     SWR         - Solid Waste Revenue
     XLCA        - XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund
New York Portfolio
Portfolio of Investments
July 31, 2006 (unaudited)

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
                                                        ---------   ------------
MUNICIPAL OBLIGATIONS - 95.9%
Long-Term Municipal Bonds - 92.7%
New York - 81.5%
Cattaraugus Cnty Hgr Ed
   (Jamestown)
      GO OF INSTN Ser 00A
      6.50%, 7/01/30                                     $ 1,000    $  1,113,720
Cortland Cnty Hosp Rev
   (Cortland Mem Hosp)
      RADIAN Ser 02
      5.25%, 7/01/32                                       2,700       2,807,649
Erie Cnty
   (Pub Impt)
      MBIA Ser 05A
      5.00%, 12/01/20                                      5,990       6,294,951
Erie Cnty IDA Sch Fac Rev
   (Buffalo Sch Dist Proj)
      FSA Ser 04
      5.75%, 5/01/25 (a)                                   1,400       1,551,858
      FSA
      5.75%, 5/01/24                                       2,400       2,663,688
Glen Cove IDR
   (The Regency at Glen Cove) ETM
      Ser 92B
      Zero Coupon, 10/15/19                               11,745       6,578,140
Hempstead Hgr Ed
   (Adelphi Univ Civic Fac)
      Ser 02
      5.50%, 6/01/32                                       1,000       1,053,840
Herkimer Cnty IDR Hgr Ed
   (Herkimer CC Stud Hsg)
      Ser 00
      6.50%, 11/01/30                                      2,000       2,180,240
Horseheads CCRC
   (Appleridge Retrmt Cmnty)
      GNMA Ser 99
      5.75%, 9/01/41                                       4,000       4,229,600
Long Island Power Auth Elec Rev
      FGIC Ser 06A
      5.00%, 12/01/19                                      4,300       4,553,098
      FSA Ser 01A
      5.25%, 9/01/28                                      10,000      10,447,400

Long Island Pwr Auth Elec Rev
      FGIC Ser 06 A
      5.00%, 12/01/24                                      4,000       4,176,600
Monroe Cnty MFHR
   (Southview Towers Proj) AMT
      SONYMA Ser 00
      6.25%, 2/01/31                                       1,130       1,218,920
Montgomery Cnty IDA Lease Rev
   (HFM Boces)
      XLCA Ser 05A
      5.00%, 7/01/24                                       1,500       1,546,380
MTA
      MBIA Ser 06A
      5.00%, 11/15/18                                      6,890       7,351,974
MTA
      Ser 05F
      5.00%, 11/15/30                                      3,500       3,591,280
New York City Ed Fac
   (Lycee Francais)
      ACA Ser 02C
      6.80%, 6/01/28                                       2,500       2,620,075
New York City Ed Fac
   (Magen David Yeshivah Proj)
      ACA Ser 02
      5.70%, 6/15/27                                       2,500       2,624,100
New York City Ed Fac
   (Spence School)
      5.20%, 7/01/34                                       3,155       3,301,707
New York City GO
      FSA Ser 04E
      5.00%, 11/01/21                                      4,000       4,175,440
      Ser 04G
      5.00%, 12/01/23                                      3,225       3,324,459
      Ser 04I
      5.00%, 8/01/21                                      11,400      11,786,916
      Ser 05J
      5.00%, 3/01/24                                       5,000       5,147,400
      XLCA Ser 04I
      5.00%, 8/01/18                                      10,000      10,503,800
      Ser 03
      5.75%, 3/01/15                                       2,350       2,570,078
      Ser 03I
      5.75%, 3/01/17                                       1,900       2,076,795
New York City GO Prerefunded
      Ser 01B
5.50%, 12/01/31                                            9,850      10,679,863
New York City GO Unrefunded
      Ser 01B
      5.50%, 12/01/31                                      2,150       2,281,000

New York City HDC
   (NYC Hsg Auth)
      FGIC Ser 05P6-A
      5.00%, 7/01/19                                      10,000      10,468,000
New York City HDC MFHR
   (Rental Hsg) AMT
      Ser 01C-2
      5.40%, 11/01/33                                      3,030       3,096,539
      Ser 02A
      5.50%, 11/01/34                                      1,250       1,278,262
New York City Hlth & Hosp Rev
      AMBAC Ser 03A
      5.25%, 2/15/22                                       5,700       6,022,107
New York City Hosp Rev
   (Health Sys)
      FSA Ser 02A
      5.125%, 2/15/23                                      1,500       1,560,345
New York City IDA
   (Brooklyn Navy Yard) AMT
      Ser 97
      5.75%, 10/01/36                                      3,000       3,007,620
New York City IDA
   (Staten Island Hosp)
      Ser 01B
      6.375%, 7/01/31                                      1,965       1,998,130
New York City IDA Spl Fac
   (Airis JFK Proj)
      Ser 01A
      5.50%, 7/01/28                                       9,000       9,192,870
New York City IDA Spl Fac Rev
   (Terminal One Group Assc Proj)
      Ser 05
      5.50%, 1/01/24 (b)                                     800         841,968
New York City Muni Wtr
      Ser 03A
      5.00%, 6/15/27                                       1,000       1,028,610
New York City Spec Fac
   (Museum of Modern Art)
      AMBAC Ser 01D
      5.125%, 7/01/31                                     14,000      14,589,260
New York City TFA
      Ser 05A-2
      5.00%, 11/01/17                                      5,000       5,303,500
      Ser 02A
      5.50%, 11/01/26 (b)                                  5,000       5,363,550
New York City TFA Future Tax Secured
      MBIA Ser 03D
      5.25%, 2/01/18                                      10,000      10,626,400
New York City TFA Prerefunded
      Ser 00B
      6.00%, 11/15/29                                      6,000       6,530,460

New York Convention Ctr Dev Corp Rev
   (Hotel Unit Fee Secured)
      AMBAC Ser 05
      5.00%, 11/15/30                                     10,000      10,367,600
New York St Dorm Auth Rev
   (Westchester Cnty Court Facs Lease)
      Ser 06A
      5.00%, 8/01/17                                       9,510      10,141,749
New York State Dorm Auth
      Ser 02
      5.00%, 7/01/32                                       4,000       4,245,320
New York State Dorm Auth
   (FHA Insd Maimonides)
      MBIA Ser 04
      5.75%, 8/01/29                                       3,515       3,914,550
New York State Dorm Auth Hlth Fac
   (Eger Rehab Ctr) FHA
      FHA INS Ser 00
      6.10%, 8/01/37                                       3,575       3,951,948
New York State Dorm Auth Hlth Fac
   (Nursing Home)
      FHA Ser 02-34
      5.20%, 2/01/32                                       3,965       4,176,295
New York State Dorm Auth Hosp Rev
   (Mem Sloan-Kettering Ctr)
      MBIA Ser 03A
      5.00%, 7/01/22                                       5,000       5,192,000
New York State Dorm Auth Hosp Rev
   (Mount Sinai) NYU Health System
      Ser 00
      6.50%, 7/01/25                                       7,500       7,999,500
New York State Dorm Auth Lease Rev
   (Master Boces Program Wayne Finger)
      FSA Ser 04
      5.00%, 8/15/23                                       3,175       3,300,508
New York State Dorm Auth MFHR
   (Joachim & Anne Residence)
      GO OF INSTN Ser 02
      5.25%, 7/01/27                                       1,000       1,023,390
New York State Dorm Auth Rev
   (Leake & Watts Svcs Inc)
      MBIA Ser 04
      5.00%, 7/01/22 - 7/01/23                             3,275       3,403,406
New York State Dorm Auth Rev
   (Montefiore Hosp)
      FGIC FHA Ser 04
      5.00%, 8/01/23                                       5,000       5,192,750
New York State Dorm Auth Rev
   (New York University)
      FGIC Ser 04A
      5.00%, 7/01/24                                       2,240       2,331,930

New York State Dorm Auth Rev
   (Rochester University)
      Ser 04A
      5.25%, 7/01/21 - 7/01/24                             1,825       1,935,626
New York State Energy Res & Dev Auth
   Elec Rev
   (Long Island Ltg Co) AMT
      Ser 95A
      5.30%, 8/01/25                                       7,500       7,676,925
New York State MTA
      Ser 02A
      5.125%, 11/15/31                                     5,500       5,649,600
      5.25%, 11/15/30                                     10,000      10,433,600
      Ser 02
      5.25%, 11/15/31                                      5,000       5,197,350
New York State Mtg Agy SFMR
   (Mtg Rev) AMT
      Ser 01-31A
      5.30%, 10/01/31                                      8,500       8,664,390
      Ser 82
      5.65%, 4/01/30                                       3,195       3,207,684
New York State SFMR
   (Mtg Rev) AMT
      Ser 01-29
      5.45%, 4/01/31                                       9,000       9,198,270
New York State Twy Auth
      AMBAC Ser 05B
      5.00%, 4/01/21                                       7,500       7,893,675
      FGIC Ser 05B
      5.00%, 4/01/17                                      12,750      13,588,312
New York State Twy Auth Personal
   Income Tax Rev
   (Transport)
      AMBAC Ser 04A
      5.00%, 3/15/24                                       5,000       5,209,600
New York State UDC
   (Empire State)
      Ser 02A
      5.25%, 3/15/32                                       3,945       4,235,825
New York State UDC
   (State Pers Income Tax)
      AMBAC Ser 05A-1
      5.00%, 12/15/25                                      2,450       2,561,720
Niagara Frontier Trans Arpt Rev
   (Buffalo Niagara) AMT
      MBIA Ser 99A
      5.625%, 4/01/29                                      2,500       2,633,675
Onondaga Cnty IDA Airport Fac
   (Cargo ACQ) AMT
      Ser 02
      6.125%, 1/01/32                                      1,000       1,048,440

Onondaga Cnty IDA Swr Rev
   (Anheuser Busch) AMT
      Ser 99
      6.25%, 12/01/34                                      2,000       2,131,080
Onondaga Cnty PCR
   (Bristol-Meyers Squibb) AMT
      5.75%, 3/01/24                                       4,000       4,457,720
Port Auth NY & NJ
   (JFK Int'l Airport Proj) AMT
      MBIA Ser 97-6
      5.75%, 12/01/22                                      6,820       7,100,029
Spencerport Uni Sch Dist
      MBIA Ser 02
      5.00%, 6/15/21                                       2,500       2,638,875
Tob Settlement Bond
      Ser 03A-1
      5.50%, 6/01/14                                       5,000       5,210,600
Western Nassau Cnty Wtr Auth Wtr Sys Rev
      AMBAC Ser 05
      5.00%, 5/01/24                                       1,945       2,024,531
Yonkers IDA Hlth Fac
   (Malotz Pavillion Proj)
      MBIA Ser 99
      5.65%, 2/01/39                                         700         726,565
                                                                    ------------
                                                                     382,023,630
                                                                    ------------
Arizona - 0.5%
Goodyear IDA Water & Sewer Rev
   (Litchfield Pk Svc Proj) AMT
      Ser 01
      6.75%, 10/01/31                                      1,000       1,086,280
Quailwood Meadows CFD
      Ser 04
      6.00%, 7/15/22                                       1,120       1,120,661
                                                                    ------------
                                                                       2,206,941
                                                                    ------------
California - 0.2%
California State GO
      Ser 04
      5.20%, 4/01/26                                         350         366,166
      Ser 03
      5.25%, 11/01/25                                        650         681,447
                                                                    ------------
                                                                       1,047,613
                                                                    ------------
Florida - 3.1%
Crossings at Fleming Island CDD
   (Eagle Harbor)
      Ser 00C
      7.10%, 5/01/30                                       5,500       5,779,400
Fiddlers Creek CDD
      Ser 99B
      5.80%, 5/01/21                                       1,185       1,215,478

      Ser 96
      7.50%, 5/01/18                                       2,805       2,872,432
Hammock Bay CDD
   (Special Assessment)
      Ser 04A
      6.15%, 5/01/24                                         800         842,296
Manatee Cnty CDD
   (Heritage Harbor South)
      Ser 02B
      5.40%, 11/01/08                                         55          55,118
Marshall Creek CDD
      Ser 02A
      6.625%, 5/01/32                                        950         995,249
Midtown Miami CDD
      Ser 04A
      6.00%, 5/01/24                                       2,500       2,682,325
                                                                    ------------
                                                                      14,442,298
                                                                    ------------
Georgia - 0.1%
Atlanta Tax Allocation
   (Eastside Proj)
      Ser 05B
      5.60%, 1/01/30                                         500         510,335
                                                                    ------------
Guam - 0.1%
Guam Govt Wtrwks Auth Wtr & Wastewtr
   Sys Rev
      Ser 05
      6.00%, 7/01/25                                         500         531,365
                                                                    ------------
Illinois - 0.9%
Antioch Village Spcl Svc Area
   (Clublands Proj)
      Ser 03
      6.625%, 3/01/33                                      1,000       1,039,550
Plano Spl Svc Area No. 3 Spl Tax
   (Lakewood Springs Proj)
      Ser 05A
      5.95%, 3/01/28                                       1,350       1,350,756
Yorkville Spl Svc Area
   (Raintree Vlg Proj)
      Ser 03
      6.875%, 3/01/33                                      1,951       2,060,510
                                                                    ------------
                                                                       4,450,816
                                                                    ------------
Nevada - 0.5%
Clark Cnty Impt Dist No. 142
      Ser 03
      6.10%, 8/01/18                                       1,500       1,559,385
Henderson Local Impt Dist
      Ser 03
      5.80%, 3/01/23                                         945         973,747
                                                                    ------------
                                                                       2,533,132
                                                                    ------------
New Jersey - 0.4%
Garden St Pres Tr Open Space & Farmland
      FSA Ser 05A
      5.80%, 11/01/17                                      1,500       1,694,460
                                                                    ------------

Ohio - 0.3%
Port Auth of Columbiana Cnty SWR
   (Apex Environmental LLC) AMT
      Ser 04A
      7.125%, 8/01/25                                      1,200       1,198,692
                                                                    ------------
Puerto Rico - 4.3%
Puerto Rico Comwlth GO
   (Pub Impt)
      Ser 01A
      5.50%, 7/01/19                                         915         985,208
Puerto Rico Comwlth Govt Dev Bank
   (Sr Notes)
      Ser 06B
      5.00%, 12/01/15                                        500         519,230
Puerto Rico Elec Pwr Auth Rev
      XLCA Ser 02-1
      5.25%, 7/01/22 (c)                                  10,000      10,622,400
Puerto Rico HFA
   (Cap Fd Prog)
      HUD LN
      5.00%, 12/01/20                                      5,215       5,398,933
Puerto Rico HFC SFMR
   (Mtg Rev)
      GNMA/FNMA/FHLMC Ser 01A
      5.20%, 12/01/33                                      1,720       1,742,274
Puerto Rico Municipal Finance Agency
      Ser 05A
      5.25%, 8/01/23                                         935         970,277
                                                                    ------------
                                                                      20,238,322
                                                                    ------------
Virginia - 0.8%
Bell Creek CDD
      Ser 03A
      6.75%, 3/01/22                                         680         696,470
Broad Street CDD
   (Parking Fac)
      Ser 03
      7.50%, 6/01/33                                       2,680       2,907,666
                                                                    ------------
                                                                       3,604,136
                                                                    ------------
Total Long-Term Municipal Bonds
   (cost $419,786,123)                                               434,481,740
                                                                    ------------
Short-Term Municipal Notes - 3.2%
New York - 2.2%
Long Island Pwr Auth Elec Rev
      Ser 98-2B
      3.64%, 5/01/33 (b)                                   2,000       2,000,000
New York City Municipal Water Finance
   Authority, Water & Sewer System Rev
      FGIC Ser 93C
      3.65%, 6/15/23 (b)                                   7,000       7,000,000
New York City TFA
   (NYC Recovery)

      Ser 02-Subserv 3E
      3.66%, 8/01/31 (b)                                     500         500,000
Port Auth NY & NJ Spl Oblig Rev
      3.60%, 6/01/20 (b)                                   1,000       1,000,000
                                                                    ------------
                                                                      10,500,000
                                                                    ------------
Alaska - 0.9%
Valdez Marine Term Rev
   (BP Pipelines Project)
      Ser 3B
      3.66%, 7/01/37 (b)                                   4,000       4,000,000
                                                                    ------------
Texas - 0.1%
Lower Neches Valley Auth Frndd
      3.57%, 8/01/22 (b)                                     300         300,000
Total Short-Term Municipal Notes
   (cost $14,800,000)                                                 14,800,000
                                                                    ------------
Total Investments - 95.9%
   (cost $434,586,123)                                               449,281,740
Other assets less liabilities - 4.1%                                  19,308,133
                                                                    ------------
Net Assets - 100.0%                                                 $468,589,873
                                                                    ------------

INTEREST RATE SWAP TRANSACTIONS


                                                   Rate Type
                                          ---------------------------
                 Notional                    Payments        Payments       Unrealized
Swap              Amount    Termination      made by       received by     Appreciation/
Counterparty      (000)         Date      the Portfolio   the Portfolio   (Depreciation)
--------------   --------   -----------   -------------   -------------   --------------
Citigroup         $4,800      06/22/07          BMA           2.962%         $(34,084)
Citigroup          2,200      01/25/26          BMA           4.108%          (42,821)
Goldman Sachs      2,400      01/05/07          BMA           3.405%           (3,352)
J.P. Morgan        4,300      04/05/07          BMA           2.988%          (21,757)
J.P. Morgan        2,400      10/01/07          BMA           3.635%           (1,696)
J.P. Morgan        4,500      06/15/15        3.777             BMA            60,325
Merrill Lynch      2,300     7/12/2008          BMA           3.815%            6,847
Merrill Lynch      3,100      10/01/16          BMA           4.148%           28,021
Morgan Stanley     2,400      10/06/06          BMA           3.217%           (2,849)

FINANCIAL FUTURES CONTRACTS

                                                         Value at     Unrealized
                     Number of  Expiration   Original    July 31,   Appreciation/
Type                 Contracts     Month       Value       2006     (Depreciation)
-------------------  ---------  ----------  ----------  ----------  --------------
Purchased Contracts

U.S. T-Note                      September
   10 Yr                 12        2006     $1,265,107  $1,272,375      $7,268

(a) Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The aggregate market value of these securities amounted to $249,406.

(b)  Variable rate coupon, rate shown as of July 31, 2006.

(c) Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

     Glossary:

     ACA         - American Capital Access Financial Guarantee Corporation
     AMBAC       - American Bond Assurance Corporation
     AMT         - Alternative Minimum Tax (subject to)
     BMA         - Bond Market Association
     CCRC        - Congregate Care Retirement Center
     CDD         - Community Development District
     CFD         - Community Facilities District
     ETM         - Escrow to Maturity
     FGIC        - Financial Guarantee Insurance Company
     FHA         - Federal Housing Administration
     FHLMC       - Federal Home Loan Mortgage Association
     FNMA        - Federal National Mortgage Association
     FSA         - Financial Security Assurance Inc.
     GNMA        - Government National Mortgage Association
     GO          - General Obligation
     HDC         - Housing Development Corporation
     HFA         - Housing Finance Authority
     HFC         - Housing Finance Corporation
     IDA         - Industrial Development Authority/Agency
     IDR         - Industrial Development Revenue
     MBIA        - Municipal Bond Investors Assurance
     MFHR        - Multi-Family Housing Revenue
     MTA         - Metropolitan Transportation Authority
     PCR         - Pollution Control Revenue
     RADIAN      - Radian Group, Inc.
     SFMR        - Single Family Mortgage Revenue
     SONYMA      - State of New York Mortgage Agency
     SWR         - Solid Waste Revenue
     TFA         - Transitional Finance Authority
     UDC         - Urban Development Corporation
     XLCA        - XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund
Insured National Portfolio
Portfolio of Investments
July 31, 2006 (unaudited)

                                                       Principal
                                                         Amount
                                                         (000)     U.S. $ Value
                                                       ---------   ------------
MUNICIPAL OBLIGATIONS - 100.2%
Long-Term Municipal Bonds - 100.2%
Alabama - 0.7%
Jefferson Cnty Wtr & Swr Rev
      FGIC Ser 02B
      5.00%, 2/01/41                                     $  625    $    663,838
      FGIC Ser 02B Prerefunded
      5.00%, 2/01/41                                        375         397,271
                                                                   ------------
                                                                      1,061,109
                                                                   ------------
Alaska - 1.8%
Alaska HFC SFMR
   (Mtg Rev)
      MBIA Ser 97A
      6.00%, 6/01/27                                      2,635       2,649,097
                                                                   ------------
California - 7.0%
California GO
      AMBAC Ser 02B
      5.00%, 4/01/27                                      3,000       3,075,570
      FSA Ser 03
      5.00%, 2/01/29                                      1,445       1,489,694
      5.125%, 2/01/28                                     1,500       1,547,520
Golden St Tobacco Settlement Bonds
      XLCA Ser 03B
      5.50%, 6/01/33                                      2,000       2,192,600
San Bernardino Cnty Redev ETM
   (Ontario Proj #1)
      MBIA Ser 93
      5.80%, 8/01/23                                      2,000       2,003,220
                                                                   ------------
                                                                     10,308,604
                                                                   ------------
Colorado - 6.0%
Northwest Parkway Toll Rev
      FSA Ser 01C
      5.80%, 6/15/25 (a)                                  9,000       7,820,100
SBC Met Dist
      ACA Ser 05
      5.00%, 12/01/29                                     1,000       1,006,600
                                                                   ------------
                                                                      8,826,700
                                                                   ------------
Florida - 2.1%
Volusia Cnty Hlth Fac
   (John Knox Village)
      RADIAN Ser 96A
      6.00%, 6/01/17                                      3,000       3,065,010
                                                                   ------------

Illinois - 7.2%
Chicago Arpt Rev
   (O'Hare Int'l Arpt)
      XLCA Ser 03B-1
      5.25%, 1/01/34                                      1,700       1,769,734
Chicago Stadium Rev
   (Soldier Field)
      AMBAC Ser 01
      5.50%, 6/15/30 (a)                                  8,000       7,067,200
Met Pier & Expo Auth
   (McCormick Place)
      MBIA Ser 02A
      5.25%, 6/15/42                                      1,750       1,820,403
                                                                   ------------
                                                                     10,657,337
                                                                   ------------
Louisiana - 1.2%
New Orleans GO
      MBIA Ser 05
      5.00%, 12/01/29                                       570         577,598
New Orleans GO
      MBIA Ser 05
      5.25%, 12/01/21                                     1,135       1,188,618
                                                                   ------------
                                                                      1,766,216
                                                                   ------------
Massachusetts - 6.1%
Massachusetts Hlth & Ed Fac Hosp Rev
   (Berkshire Hlth Sys)
      RADIAN Ser 01E
      5.70%, 10/01/25                                     6,800       7,310,204
Massachusetts Hlth & Ed Fac Hosp Rev
   (Cape Cod Healthcare)
      RADIAN Ser 01C
      5.25%, 11/15/31                                     1,600       1,666,112
                                                                   ------------
                                                                      8,976,316
                                                                   ------------
Michigan - 7.8%
Detroit Wtr Supply Sys
      FGIC Ser 01B
      5.50%, 7/01/33                                      1,450       1,572,162
Kalamazoo Hosp Fin Auth Rev
   (Borgess Med Ctr)
      FGIC Ser 94A ETM
      6.658%, 6/01/11 (b)(c)                              5,140       5,195,718
Michigan
   (Trunk Line Fund)
      FSA Ser 01A
      5.25%, 11/01/30                                     1,000       1,066,340
Michigan Mun Bd Auth Rev
   (Sch Dist City of Detroit)
      FSA Ser 05
      5.00%, 6/01/20                                      1,500       1,564,050
Pontiac Tax Increment
      ACA Ser 02
      5.625%, 6/01/22                                       700         737,814
Royal Oak Hosp Fin Auth Rev
   (William Beaumont Hosp)
      MBIA Ser 01M
      5.25%, 11/15/35                                     1,300       1,334,229
                                                                   ------------
                                                                     11,470,313
                                                                   ------------

Minnesota - 4.4%
Waconia Hlth Care Fac Rev
   (Ridgeview Med Ctr)
      RADIAN Ser 99A
      6.125%, 1/01/29                                     6,095       6,479,899
                                                                   ------------
Nevada - 1.4%
Carson City Hosp Rev
   (Carson-Tahoe Hosp Proj)
      RADIAN Ser 03A
      5.125%, 9/01/29                                     2,100       2,136,687
                                                                   ------------
New Hampshire - 1.6%
New Hampshire Hosp Rev
   (Mary Hitchcock Hosp)
      FSA Ser 02
      5.50%, 8/01/27                                      2,250       2,418,053
                                                                   ------------
New Jersey - 4.7%
Morris-Union Jointure COP
      RADIAN Ser 04
      5.00%, 5/01/27                                      1,700       1,737,332
New Jersey Ed Facs Auth Rev
   (Higher Ed Cap Impt)
      AMBAC Ser 02A
      5.125%, 9/01/22                                     2,500       2,617,375
New Jersey St Edl Facs Auth Rev
      AMBAC Ser 02A
      5.25%, 9/01/21                                      2,420       2,566,967
                                                                   ------------
                                                                      6,921,674
                                                                   ------------
New York - 6.5%
Erie Cnty IDA Sch Fac Rev
   (Buffalo Sch Dist Proj)
      FSA Ser 04
      5.75%, 5/01/26                                      1,300       1,439,191
Nassau Cnty Hlth Fac
   (Nassau Hlth Sys Rev)
      FSA Ser 99
      5.75%, 8/01/29                                      7,600       8,164,984
                                                                   ------------
                                                                      9,604,175
                                                                   ------------
North Carolina - 0.7%
North Carolina Eastern Municipal Pwr Agy
   Pwr Sys Rev
      AMBAC
      5.25%, 1/01/20                                      1,000       1,067,270
                                                                   ------------
Ohio - 9.1%
Cleveland Pub Pwr Sys Rev
      FGIC Ser 06A
      5.00%, 11/15/18 (d)                                   500         530,090
Hamilton Cnty Sales Tax Rev
      AMBAC Ser 00B
      5.25%, 12/01/32                                     7,100       7,377,184
Summit Cnty GO Prerefunded
      FGIC Ser 00
      6.00%, 12/01/21                                     5,000       5,483,650
                                                                   ------------
                                                                     13,390,924
                                                                   ------------

Pennsylvania - 9.6%
Allegheny Cnty Hgr Ed Rev
   (Carnegie Mellon Univ)
      Ser 02
      5.50%, 3/01/28                                      6,665       7,132,683
Pennsylvania Turnpike Transp Rev
      AMBAC Ser 01
      5.25%, 7/15/41                                      6,500       6,978,530
                                                                   ------------
                                                                     14,111,213
                                                                   ------------
Puerto Rico - 5.0%
Puerto Rico Elec Pwr Auth Rev
      XLCA Ser 02-1
      5.25%, 7/01/22 (e)                                  6,935       7,366,634
                                                                   ------------
Rhode Island - 4.8%
Rhode Island Eco Dev Auth
   (Providence Place Mall Proj)
      ASSET GTY Ser 00
      6.125%, 7/01/20                                     6,500       7,018,115
                                                                   ------------
South Carolina - 2.0%
Dorchester Cnty Sch Dist No 2
      ASSURED GTY
      5.00%, 12/01/29                                       400         410,364
Newberry Investing In Childrens Ed
      ASSURED GTY
      5.00%, 12/01/27                                     2,335       2,390,806
Newberry Investing In Childrens Ed
   (Newberry Cnty Sch Dist Proj)
      Ser 05
      5.00%, 12/01/30                                       115         114,831
                                                                   ------------
                                                                      2,916,001
                                                                   ------------
Texas - 8.1%
Carrollton Texas
   (Ref & Impt)
      AMBAC
      5.25%, 8/15/25                                      4,300       4,547,981
Guadalupe-Blanco Riv Auth & Surp
   (Contract & Sub Wtr Res)
      MBIA Ser 04A
      5.00%, 8/15/24                                        455         466,411
Lubbock
   (Ctfs Oblig-Tax & Wtrwks Surp)
      FSA Ser 05
      5.125%, 2/15/23                                     3,160       3,303,180
San Antonio GO
      Ser 02
      5.00%, 2/01/23                                      1,485       1,527,337

Texas Turnpike Auth
      AMBAC Ser 02A
      5.50%, 8/15/39                                      2,000       2,116,520
                                                                   ------------
                                                                     11,961,429
                                                                   ------------
Washington - 0.6%
Tacoma Wa Solid Waste Util Rev
      XLCA Ser 06
      5.00%, 12/01/18                                       865         907,653
                                                                   ------------
West Virginia - 1.8%
Fairmont Higher Ed
   (Fairmont St Col)
      FGIC Ser 02A
      5.375%, 6/01/27                                     2,500       2,661,925
                                                                   ------------
                                                                    147,742,354
                                                                   ------------
Total Investments - 100.2%
   (cost $140,106,376)                                              147,742,354
Other assets less liabilities - (0.2)%                                 (245,798)
                                                                   ------------
Net Assets - 100.0%                                                $147,496,556
                                                                   ------------

INTEREST RATE SWAP TRANSACTIONS

                                                     Rate Type
                                            -----------------------------
                   Notional                   Payments         Payments       Unrealized
Swap                Amount    Termination      made by       received by    Appreciation/
Counterparty         (000)        Date      the Portfolio   the Portfolio   (Depreciation)
----------------   --------   -----------   -------------   -------------   --------------
Citigroup           $1,600      06/22/07          BMA           2.962%         $(11,361)
Goldman Sachs          800      01/05/07          BMA           3.405%           (1,117)
J.P. Morgan          1,500      04/05/07          BMA           2.988%           (7,590)
J.P. Morgan            800      10/01/07          BMA           3.635%             (565)
Merrill Lynch          700     7/12/2008          BMA           3.815%            2,084
Merrill Lynch (f)    2,500      11/15/26         4.377           BMA            (23,063)
Merrill Lynch (g)    1,000      10/21/16          BMA           4.128%            7,180
Merrill Lynch        2,500      07/30/26         4.090           BMA             55,353
Morgan Stanley         800     10/6/2006          BMA           3.217%             (950)

(a) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(b)  Variable rate coupon, rate shown as of July 31, 2006.

(c) Inverse Floater Security - Security with variable or floating interest rate that moves in the opposite direction of short-term interest rates.

(d)  When-Issued Security.

(e) Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(f) Represents a forward interest rate swap whose effective date of the exchange of cash flows is November 15, 2006.

(g) Represents a forward interest rate swap whose effective date of the exchange of cash flows is October 21, 2006.

     Glossary:

     ACA          -  American Capital Access Financial Guarantee Corporation
     AMBAC        -  American Bond Assurance Corporation
     ASSET GTY    -  Asset Guaranty Insurance Company
     ASSURED GTY  -  Assured Guaranty
     BMA          -  Bond Market Association
     COP          -  Certificate of Participation
     ETM          -  Escrow to Maturity
     FGIC         -  Financial Guarantee Insurance Company
     FSA          -  Financial Security Assurance Inc.
     GO           -  General Obligation
     HFC          -  Housing Finance Corporation
     IDA          -  Industrial Development Authority/Agency
     MBIA         -  Municipal Bond Investors Assurance
     RADIAN       -  Radian Group, Inc.
     SFMR         -  Single Family Mortgage Revenue
     XLCA         -  XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund
Insured California Portfolio
Portfolio of Investments
July 31, 2006 (unaudited)

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
                                                        ---------   ------------
MUNICIPAL OBLIGATIONS - 85.8%
Long-Term Municipal Bonds - 81.2%
California - 81.2%
Acalanes California Union High Sch Dist
   (Ref-2013 Crossover)
      FSA Ser 05B
      5.25%, 8/01/24                                     $ 2,000    $  2,151,300
Banning Util Auth Wtr & Enterprise Rev
   (Ref & Impt Proj)
      FGIC Ser 05
      5.25%, 11/01/30                                      1,140       1,215,263
Butte-Glenn Cmnty College Dist
   (Election 2002)
      MBIA Ser 05B
      5.00%, 8/01/25                                       3,620       3,779,895
California GO Veterans Housing
      FSA Ser 01
      5.60%, 12/01/32                                      4,415       4,436,589
California HFA MFHR
   (Mtg Rev)
      AMBAC Ser 95A
      6.25%, 2/01/37                                       1,235       1,252,068
California Pub Wks Bd Lease Rev
   (Dept of Hlth Svcs-Richmond Lab)
      XLCA Ser 05B
      5.00%, 11/01/30                                      3,000       3,080,220
Capistrano Uni Sch Dist
      FSA Ser 01B
      Zero Coupon, 8/01/25                                16,000       6,474,720
      FGIC Ser 00A
      6.00%, 8/01/24                                       1,550       1,682,603
Chino Redev Agy Spl Tax ETM
      AMBAC Ser 01B
      5.25%, 9/01/30                                       5,435       5,670,607
Coronado CDD
      FSA Ser 96
      6.00%, 9/01/26                                       5,250       5,364,345
East Palo Alto Pub Fin Auth Rev
   (University Circle Gateway 101)
      RADIAN Ser 05A
      5.00%, 10/01/25                                        680         700,502
Fontana Pub Fin Auth
   (No Fontana Redev Proj)
      AMBAC Ser 03A
      5.50%, 9/01/32                                       4,200       4,459,434
Franklin-McKinley Sch Dist
      FSA Ser 02B
      5.00%, 8/01/27                                         700         752,059

Fremont Uni Sch Dist
   (Election 2002)
      FSA Ser B
      5.00%, 8/01/27                                         920         957,306
Golden St Tobacco Settlement Bonds
      RADIAN Ser 03
      5.50%, 6/01/43                                       1,400       1,534,820
Jurupa Uni Sch Dist
   (Election 2001)
      FGIC Ser 04
      5.00%, 8/01/22                                       1,340       1,394,498
Long Beach
   (Aquarium of the Pacific Proj)
      AMBAC Ser 01
      5.25%, 11/01/30(a)                                   6,500       6,801,990
Los Angeles Dept of Wtr & Pwr
      MBIA Ser 01A
      5.00%, 7/01/24                                       5,900       6,045,730
Murrieta Valley Uni Sch Dist
   (Election 2002)
      FSA Ser 05B
      5.125%, 9/01/29                                        225         235,719
Norco Redev Agy Tax Alloc
   (Ref Norco Redev Proj Area No 1)
      AMBAC Ser 05
      5.00%, 3/01/26                                         540         552,458
Orange Cnty COP
   (Loma Ridge Data Ctr Proj)
      AMBAC
      6.00%, 6/01/21                                       1,000       1,128,900
Perris Union High Sch Dist
      FGIC Ser 05A
      5.00%, 9/01/24                                         800         833,752
Poway Redev Agy
   (Paguay Proj) ETM
      AMBAC Ser 01
      5.375%, 12/15/31                                     6,110       6,470,123
Rancho Cordova COP
   (City Hall Fac Acq Proj)
      XLCA Ser 05
      5.00%, 2/01/24                                       2,645       2,731,835
Redding Elec Sys Rev
      MBIA Ser 92A
      9.055%, 7/01/22(b)(c)                                1,850       2,426,016
Riverside Cnty Pub Fin Auth Tax Alloc Rev
   (Redev Proj)
      XLCA Ser 04
      5.00%, 10/01/23                                      1,955       2,021,040
Riverside Cnty Spl Tax
   (Jurupa Valley)
      AMBAC Ser 01
      5.125%, 10/01/35                                     5,000       5,149,100
Riverside Cnty Spl Tax
   (Jurupa Valley) ETM
      AMBAC Ser 01
      5.25%, 10/01/35(d)                                   8,000       8,373,280
San Diego Uni Sch Dist
   (Election of 1998)
      MBIA Ser 04E-1
      5.00%, 7/01/23                                       1,000       1,047,740

Southwestern Cmnty College Dist
      MBIA Ser 05
      5.00%, 8/01/24                                       1,000       1,059,230
Stockton Public Financing Authority
      RADIAN Ser 06A
      5.00%, 9/01/17 - 9/01/21                             5,060       5,288,371
Torrance COP
   (Ref & Pub Imprt Proj)
      AMBAC Ser 05B
      5.00%, 6/01/24                                         465         482,345
University of Calif Rev
      FSA Ser 05B
      5.00%, 5/15/24                                       1,400       1,451,954
                                                                    ------------
Total Long-Term Municipal Bonds
   (cost $92,409,848)                                                 97,005,812
                                                                    ------------
Short-Term Municipal Notes - 4.6%
California - 4.6%
California State Dept of Wtr Res Pwr Sup
   Rev
      Ser 01B-3
      3.61%, 5/01/22(b)                                    2,500       2,500,000
California State Go
      Ser 04A-1
      3.58%, 5/01/34(b)                                    1,500       1,500,000
Irvine Ca Asses Dist
      Ser 00
      3.60%, 9/02/25(b)                                    1,000       1,000,000
Metropolitan Water District of Southern California
      Ser 01C-2
      3.52%, 7/01/36(b)                                      500         500,000
Total Short-Term Municipal Notes
   (cost $5,500,000)                                                   5,500,000
                                                                    ------------
Total Investments - 85.8%
   (cost $97,909,848)                                                102,505,812
Other assets less liabilities - 14.2%                                 16,999,010
                                                                    ------------
Net Assets - 100.0%                                                  119,504,822
                                                                    ------------

INTEREST RATE SWAP TRANSACTIONS

                                                     Rate Type
                                            -----------------------------
                   Notional                    Payments        Payments        Unrealized
Swap                Amount    Termination       made by      received by      Appreciation/
Counterparty         (000)        Date      the Portfolio   the Portfolio    (Depreciation)
----------------   --------   -----------   -------------   -------------   ---------------
Citigroup           $1,400      06/22/07         BMA            2.962%          $ (9,941)
Citigroup              900      01/25/26         BMA            4.108%           (17,518)
Goldman Sachs          700      01/05/07         BMA            3.405%              (978)
J.P. Morgan          1,300      04/05/07         BMA            2.988%            (6,578)
J.P. Morgan            600      10/01/07         BMA            3.635%              (424)
Merrill Lynch          600     7/12/2008         BMA            3.815%             1,786
Merrill Lynch(e)     1,600      11/15/26        4.377            BMA             (14,760)
Merrill Lynch(f)     3,100      10/21/16         BMA            4.128%            22,258
Merrill Lynch          700      07/30/26        4.090            BMA              15,499
Morgan Stanley         700     10/6/2006         BMA            3.217%              (831)

FINANCIAL FUTURES CONTRACTS

                                                             Value at      Unrealized
                      Number of   Expiration    Original     July 31,    Appreciation/
Type                  Contracts      Month        Value        2006      (Depreciation)
-------------------   ---------   ----------   ----------   ----------   --------------
Purchased Contracts
U.S. T-Note                       September
   10 Yr                 20          2006      $2,108,512   $2,120,625       $12,113

(a) Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The aggregate market value of these securities amounted to $282,544.

(b)  Variable rate coupon, rate shown as of July 31, 2006.

(c) Inverse Floater Security - Security with variable or floating interest rate that moves in the opposite direction of short-term interest rates.

(d) Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(e) Represents a forward interest rate swap whose effective date of the exchange of cash flows is November 15, 2006.

(f) Represents a forward interest rate swap whose effective date of the exchange of cash flows is October 21, 2006.

     Glossary:

     AMBAC      -  American Bond Assurance Corporation
     BMA        -  Bond Market Association
     CDD        -  Community Development District
     COP        -  Certificate of Participation
     ETM        -  Escrow to Maturity
     FGIC       -  Financial Guarantee Insurance Company
     FSA        -  Financial Security Assurance Inc.
     GO         -  General Obligation
     HFA        -  Housing Finance Authority
     MBIA       -  Municipal Bond Investors Assurance
     MFHR       -  Multi-Family Housing Revenue
     RADIAN     -  Radian Group, Inc.
     XLCA       -  XL Capital Assurance Inc.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
3(a)(1)       Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

3(a)(2) Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Municipal Income Fund, Inc.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: September 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: September 20, 2006


By: /s/ Joseph J. Mantineo
    ---------------------------------
    Joseph J. Mantineo
    Treasurer and Chief Financial Officer

Date: September 20, 2006